Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Funds
Supplement Dated November 17, 2023 to the
Credit Bond Funds Prospectus dated July 31, 2023, as supplemented from time to time (the “Prospectus”) and to the Statement of Additional Information dated July 31, 2023, as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Credit Opportunities Bond Fund (the “Fund”)
Effective January 2, 2024, the advisory fee for each class of shares of the Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.30%. This advisory fee decrease will result in the Management Fees decreasing by 0.30% for each class of shares of the Fund.

PIMCO Credit Opportunities Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
PIMCO Funds
Supplement Dated November 17, 2023 to the
Credit Bond Funds Prospectus dated July 31, 2023, as supplemented from time to time (the “Prospectus”) and to the Statement of Additional Information dated July 31, 2023, as supplemented from time to time (the “SAI”)
Disclosure Related to the PIMCO Credit Opportunities Bond Fund (the “Fund”)
Effective January 2, 2024, the advisory fee for each class of shares of the Fund, stated as a percentage of the Fund’s average daily net assets, will decrease by 0.30%. This advisory fee decrease will result in the Management Fees decreasing by 0.30% for each class of shares of the Fund.